Revenue - Schedule of Revenue from Contracts with Customers (Details) - JPY (¥) ¥ in Millions		3 Months Ended				12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Revenue arising from contracts with customers
Sub-total		¥ 83,553		¥ 75,294		¥ 383,205		¥ 224,049		¥ 176,924
Other revenue total		83,989		75,300		383,330		224,049		176,924
Transaction Revenue [Member]
Revenue arising from contracts with customers
Sub-total		83,364	[1]	74,634	[1]	381,705	[2]	223,046	[2]	174,937	[2]
Commission Received [Member]
Revenue arising from contracts with customers
Sub-total		¥ 189	[3]	¥ 660	[3]	1,500	[4]	729	[4]	1,055	[4]
Other Revenue [Member]
Revenue arising from contracts with customers
Sub-total	[5]							274		932
Other Revenue Sources [Member]
Revenue arising from contracts with customers
Other revenue total						¥ 125					[6]

[1]	Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.
[2]	Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.
[3]	Commission received refers to remittance fees, deposit and withdrawal fees, commissions that received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.
[4]	Commission received refers to remittance fees, deposit and withdrawal fees, commissions that received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.
[5]	Other revenue are mainly related to sales of NFTs owned by the Company.
[6]	Other revenue are mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.